Provisions (Narrative) (Details)	Dec. 31, 2019	Dec. 31, 2018
Bottom of range [member]
Disclosure of other provisions [line items]
Provision estimates, discount rate used	1.59%	1.80%
Top of range [Member]
Disclosure of other provisions [line items]
Provision estimates, discount rate used	2.39%	3.02%